American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
November 30, 2025

California High-Yield Municipal Fund - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.3%
California — 96.6%
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/48	750,000	765,858
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/53	1,175,000	1,195,181
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AG)	12,000,000	6,844,288
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,738,152
Alameda County Fire Department GO, 5.25%, 6/1/55	2,500,000	2,728,617
Antelope Valley Healthcare District Rev., (Antelope Valley Healthcare District Obligated Group), 5.00%, 3/1/46	5,000,000	4,628,100
Bay Area Toll Authority Rev., 4.125%, 4/1/54	3,750,000	3,655,439
Bay Area Toll Authority Rev., VRDN, 2.40%, 12/1/25 (LOC: Barclays Bank PLC)	220,000	220,000
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No 93-1 Area No. 8C), 5.00%, 9/1/43	1,605,000	1,632,723
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/45	1,510,000	1,374,185
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/50	1,500,000	1,329,346
California Community Choice Financing Authority Rev., 5.00%, 11/1/33 (GA: Canadian Imperial Bank)	20,000,000	21,921,756
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,169,582
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	2,600,000	2,778,550
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	7,475,000	8,008,320
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	2,305,000	2,530,189
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,700,268
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	5,005,000	5,461,569
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	8,670,000	9,476,471
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	2,500,000	2,657,394
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/55 (GA: American General Life)	5,000,000	5,326,488
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	5,445,000	6,011,441
California Community Choice Financing Authority Rev., VRN, 5.00%, 10/1/56 (GA: Bank Of Nova Scotia TR)	8,650,000	9,493,074
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,259,060
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,553,638
California Community Housing Agency Rev., (California Community Housing Agency Fountains at Emerald Park), 4.00%, 8/1/46(1)	3,060,000	2,598,860
California Community Housing Agency Rev., (California Community Housing Agency Verdant at Green Valley Apartments), 5.00%, 8/1/49(1)	2,640,000	2,434,307
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	22,520,000	5,093,594
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	750,000	648,864
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/49	1,730,000	1,732,007
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(2)	5,020,000	964,689
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/44	1,275,000	1,399,819
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/45	1,150,000	1,253,398
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/55	4,000,000	4,275,611
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/55	4,000,000	4,212,123
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/40(1)	500,000	500,267
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/50(1)	500,000	464,877
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/55(1)	350,000	321,924
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/49	2,800,000	2,966,284
California Enterprise Development Authority Rev., (Castilleja School Foundation), 4.00%, 6/1/54	2,500,000	2,317,753
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/45	1,000,000	1,026,548
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(1)	1,315,000	1,280,713
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/54(1)	2,500,000	2,343,624

California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	5,000,000	4,637,642
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/30, Prerefunded at 100% of Par(3)	330,000	351,341
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	9,380,000	8,584,916
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/54	4,750,000	4,940,309
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/43	5,000,000	5,476,937
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.25%, 8/15/54	5,000,000	5,439,933
California Housing Finance Agency Rev., 4.25%, 1/15/35	2,991,072	3,096,985
California Housing Finance Agency Rev., 3.50%, 11/20/35	14,853,554	14,769,146
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	10,000,000	10,152,037
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	3,330,000	3,388,911
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	15,165,000	15,409,164
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 11/1/31	5,000,000	5,665,525
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,690,153
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65	8,655,000	7,356,750
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/49	1,500,000	1,529,602
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/50	5,000,000	5,329,832
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	2,335,000	2,407,316
California Municipal Finance Authority Rev., 4.00%, 12/1/43	1,000,000	973,040
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(1)	1,800,000	1,762,313
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,750,121
California Municipal Finance Authority Rev., (California Baptist University), 5.375%, 11/1/45(1)	775,000	791,224
California Municipal Finance Authority Rev., (California Baptist University), 5.50%, 11/1/45(1)	4,000,000	3,999,955
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(1)	8,325,000	8,037,611
California Municipal Finance Authority Rev., (California Baptist University), 5.625%, 11/1/54(1)	500,000	509,682
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	1,000,000	929,179
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/54	1,800,000	1,842,079
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(1)	4,000,000	4,159,349
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,181,144
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51 (BAM-TCRS)	5,505,000	5,578,860
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	6,700,000	6,705,440
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	1,001,621
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(1)	2,145,000	1,968,281
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(1)	1,875,000	1,676,175
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/50	6,535,000	5,469,354
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(1)	2,590,000	2,461,178
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.75%, 12/1/55	1,000,000	1,045,705
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,745,714
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 5.00%, 11/15/49	4,750,000	4,655,752
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(1)	100,000	100,073
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(1)	1,400,000	1,375,650
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	5,300,000	4,897,519
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,265,877
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	5,245,000	5,346,252
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(1)	1,155,000	1,181,235
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(1)	3,535,000	3,505,013
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(1)	4,450,000	4,064,380
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.25%, 10/1/44	1,000,000	1,040,254
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.25%, 10/1/45	1,120,000	1,161,951
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,556,016
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	2,250,000	2,320,758
California Municipal Finance Authority Rev., (Maison's Sierra Phase 2 LP), 4.45%, 11/1/43 (FNMA)	2,175,000	2,179,188

California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(1)	1,515,000	1,502,297
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	2,075,000	1,873,303
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(1)	5,100,000	4,648,848
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	1,165,000	1,200,609
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/49	1,300,000	1,319,383
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/54	1,540,000	1,552,198
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(1)	2,265,000	2,164,411
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,137,454
California Municipal Finance Authority Rev., (San Jose South 1st Street Associates LP), 5.00%, 12/1/44	5,000,000	5,341,878
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(1)	1,400,000	1,333,897
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 4.65%, 5/1/30	400,000	408,579
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.00%, 5/1/34(1)	275,000	285,193
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.50%, 5/1/44(1)	350,000	353,698
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(1)	1,095,000	1,101,852
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.875%, 5/1/59(1)	1,200,000	1,213,540
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	2,600,000	2,620,858
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	1,875,000	1,979,490
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.125%, 11/1/41 (FNMA)	4,950,000	4,969,228
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(1)	8,450,000	5,646,562
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	1,450,000	1,524,858
California Municipal Finance Authority Rev., VRN, 4.33%, 11/20/40	2,958,128	2,969,005
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	2,969,232	2,784,270
California Municipal Finance Authority Special Tax, 5.00%, 9/1/39	1,290,000	1,359,899
California Municipal Finance Authority Special Tax, 5.00%, 9/1/44	2,140,000	2,201,455
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/43	1,000,000	928,331
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/50	1,500,000	1,321,416
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.75%, 9/1/53	1,850,000	1,965,073
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.125%, 9/1/54	1,000,000	1,018,216
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.00%, 9/1/40	525,000	549,008
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.25%, 9/1/45	500,000	519,143
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.375%, 9/1/50	925,000	966,748
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.375%, 9/1/55	1,500,000	1,566,508
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 6.00%, 9/1/52	1,700,000	1,807,595
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/49	1,250,000	1,267,987
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/54	2,750,000	2,784,965
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.00%, 9/1/54	800,000	809,032
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.125%, 9/1/59	1,250,000	1,276,038
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 4.125%, 9/1/34	500,000	505,431
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/39	750,000	788,400
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/44	1,210,000	1,242,992
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/50	1,000,000	1,017,757
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/55	1,100,000	1,115,246

California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	2,045,295
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/50	1,000,000	1,015,567
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/55	1,250,000	1,265,887
California Municipal Finance Authority Special Tax, (City of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/57	5,000,000	5,056,935
California Municipal Finance Authority Special Tax, (City of Hesperia CA Community Facilities District No. 2023-11 Area No. 1), 5.125%, 9/1/50	765,000	781,484
California Municipal Finance Authority Special Tax, (City of Hesperia CA Community Facilities District No. 2023-11 Area No. 1), 5.125%, 9/1/55	1,000,000	1,018,686
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(1)	2,500,000	2,531,724
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(1)	4,000,000	3,501,204
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/54	2,000,000	2,023,106
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(1)	1,160,000	1,165,575
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	1,545,000	1,419,548
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(1)	1,250,000	1,118,409
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(1)	1,260,000	1,109,364
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/38	3,460,000	3,819,783
California School Finance Authority Rev., 5.00%, 6/1/37(1)	475,000	476,338
California School Finance Authority Rev., 5.00%, 6/1/47(1)	875,000	809,115
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(1)	4,000,000	4,034,230
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(1)	5,000,000	5,000,921
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/49(1)	1,000,000	1,023,386
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/45(1)	1,100,000	1,072,533
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(1)	1,300,000	1,093,369
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(1)	4,000,000	3,821,140
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(1)	140,000	135,874
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(1)	1,800,000	1,801,207
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(1)	1,085,000	1,013,355
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(1)	3,130,000	2,886,978
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(1)	1,730,000	1,413,408
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(1)	2,220,000	1,719,999
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(1)(4)(5)	970,000	582,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(1)(4)(5)	1,500,000	900,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)(4)(5)	1,500,000	900,000
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	805,000	812,936
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(1)	430,000	426,918
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(1)	2,100,000	1,893,353
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	2,000,000	1,739,311
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/64(1)	2,040,000	1,972,534
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(1)	1,130,000	1,154,437
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	500,000	524,235
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(1)	3,500,000	3,499,980
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(1)	3,630,000	3,636,890
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(1)	1,650,000	1,727,939
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37 (ST INTERCEPT)(1)	1,050,000	1,056,274
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47 (ST INTERCEPT)(1)	2,425,000	2,404,702
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(1)	1,180,000	1,199,386
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(1)	1,650,000	1,649,925
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	2,000,000	2,004,095
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(1)	1,025,000	1,034,040
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(1)	1,075,000	1,041,471
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(1)	1,000,000	901,345
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(1)	1,225,000	1,262,854

California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(1)	2,125,000	2,191,879
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(1)	560,000	563,086
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(1)	700,000	701,666
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/43(1)	550,000	560,328
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/47(1)	505,000	507,685
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(1)	5,250,000	4,839,025
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(1)	2,740,000	2,497,603
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(1)	3,915,000	3,470,671
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(1)	120,000	119,764
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(1)	870,000	854,747
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(1)	1,000,000	1,000,160
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	360,000	360,756
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(1)	2,100,000	1,965,272
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(1)	2,265,000	2,053,668
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(1)(3)	525,000	542,013
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(1)(3)	995,000	1,027,243
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/58(1)	3,600,000	3,229,442
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/40 (ST INTERCEPT)(1)	545,000	559,199
California School Finance Authority Rev., (Value Schools), 5.25%, 7/1/48 (ST INTERCEPT)(1)	700,000	710,772
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,668,225
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	982,570
California State University Rev., 5.50%, 11/1/49	6,025,000	6,689,526
California Statewide Communities Development Authority Rev., 5.00%, 10/1/32(1)	5,000,000	5,719,793
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	1,788,795
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(1)	1,075,000	1,064,651
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(1)	3,090,000	3,147,238
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,260,965
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45 (BAM-TCRS)	2,000,000	1,928,610
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	3,000,000	2,839,916
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AG)	500,000	513,909
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,392,707
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,559,866
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(1)	3,500,000	3,366,758
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(1)	1,450,000	1,372,234
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(1)	2,000,000	2,013,048
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(1)	3,155,000	3,181,890
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	1,000,000	1,005,588
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	1,700,000	1,704,771
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	9,900,000	9,903,914
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,615,538
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(1)	14,750,000	14,751,494
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 2.25%, 12/1/25 (LOC: Wells Fargo Bank N.A.)	1,140,000	1,140,000

California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 4.00%, 10/1/41	6,500,000	6,293,821
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/43	7,500,000	7,677,287
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,354,861
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	830,810
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa CA Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,921,955
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.50%, 9/1/42	1,000,000	1,062,928
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.625%, 9/1/52	3,000,000	3,158,816
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 4.00%, 9/1/34	250,000	251,531
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 5.00%, 9/1/45	1,800,000	1,850,768
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 5.00%, 9/1/55	2,380,000	2,425,572
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/49	1,500,000	1,537,753
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist No. 2020-2 Impt Area 3), 5.00%, 9/1/49	375,000	383,539
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.50%, 9/1/53	1,700,000	1,786,355
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007), 5.00%, 9/1/37	1,505,000	1,506,442
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/39	1,000,000	1,031,943
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/49	2,095,000	2,113,672
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.50%, 9/1/52	4,240,000	4,364,914
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017), 5.00%, 9/1/48	7,330,000	7,377,981
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/39	1,415,000	1,455,093
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/48	1,750,000	1,769,548
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 4.00%, 9/1/50	1,200,000	1,050,841
California Statewide Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/46(2)	20,000,000	5,088,022
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,553,224
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	4,350,000	4,696,660
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/49	680,000	695,151
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/54	740,000	753,642
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/43	3,160,000	3,212,123
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/45	1,325,000	1,238,218
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/48	2,500,000	2,528,570
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/50	2,500,000	2,266,112
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/47	1,615,000	1,690,178
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/52	2,000,000	2,078,421
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	900,286
Citrus Community College District GO, 5.00%, 8/1/44	3,590,000	3,939,671

City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/35	300,000	301,529
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/42	600,000	564,025
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/50	1,450,000	1,290,824
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/51	2,500,000	2,124,210
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Office Special Tax), 5.75%, 9/1/53(1)	1,800,000	1,901,222
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Shoreline Tax Zone 1), 5.75%, 9/1/53(1)	1,500,000	1,584,352
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/52(1)	1,500,000	1,465,434
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/55(1)(6)	2,250,000	2,222,640
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,871,959
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/49	1,600,000	1,632,195
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/54	1,600,000	1,623,768
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,829,758
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,465,047
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 5/1/40 (FNMA)	1,235,000	1,253,895
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	9,635,000	6,909,084
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,000,000	2,203,732
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	13,000,000	10,807,784
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 4.00%, 2/1/57(1)	4,000,000	2,986,111
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	12,000,000	6,450,940
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(1)	3,000,000	2,155,869
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	9,000,000	6,137,281
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(1)	3,235,000	2,395,561
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(1)	4,820,000	4,332,892
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(1)	1,415,000	1,201,380
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Renaissance at City Center), 5.00%, 7/1/51(1)	11,610,000	10,998,685
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(1)	1,925,000	1,600,859
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 3.125%, 6/1/57(1)	5,385,000	3,252,985
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	2,500,000	745,225
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/45	1,000,000	914,879
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/46	300,000	310,094
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/48	1,400,000	1,419,066
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/53	1,600,000	1,620,092
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/54	1,000,000	1,020,590
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/47	2,630,000	2,771,336
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/51	3,040,000	3,179,182
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	1,250,000	1,297,551

Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/37	1,150,000	1,175,700
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/47	2,840,000	2,861,324
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 2), 5.00%, 9/1/44	2,200,000	2,242,993
East Garrison Public Finance Authority Special Tax, (East Garrison Public Finance Authority East Garrison Cmnty Facs Dist No. 2006-1), 5.00%, 9/1/46	1,150,000	1,152,691
Eastern Municipal Water District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/54	565,000	575,416
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,122,068
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	710,168
El Rancho Unified School District GO, Capital Appreciation, 0.00%, 8/1/28(2)	1,335,000	1,240,889
Escondido Special Tax, (City of Escondido CA Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,735,400
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2019-1 Area No. 1), 5.00%, 9/1/50	3,250,000	3,292,335
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/44	1,065,000	1,100,236
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/49	1,250,000	1,280,558
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/44	1,140,000	1,162,278
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,356,750
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/33	530,000	546,482
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,750,803
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,292,414
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,336,144
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/50	2,285,000	2,043,342
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Improvement Area No. 4), 5.00%, 9/1/44	1,000,000	1,033,085
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/49	1,000,000	1,022,281
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/54	1,400,000	1,423,802
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,410,732
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	7,611,000	7,446,854
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,000,000	3,053,675
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,200,000	2,527,902
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,536,020
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,001,123
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,351,575
Fresno Unified School District GO, 4.00%, 8/1/55	4,500,000	4,203,729
Glendale Electric Rev., 5.00%, 2/1/49	2,000,000	2,098,864
Glendale Electric Rev., 5.00%, 2/1/54	3,000,000	3,132,837
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	4,000,000	4,007,898
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(2)	48,750,000	5,247,318
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	1,000,000	954,243
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	7,135,000	6,447,758
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	14,365,000	7,013,703
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/51 (AG)(1)	3,400,000	3,220,610
Independent Cities Finance Authority Rev., (Millennium Housing LLC CA), 5.00%, 9/15/50	2,000,000	2,041,477
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,000,715
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,501,073
Indio Electric Financing Authority Rev., (Imperial Irrigation District Electric System), 5.25%, 1/1/53	3,000,000	3,223,457
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,118,452
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/52 (BAM)(2)	1,400,000	388,854
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/53 (BAM)(2)	1,000,000	264,513
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8), 5.00%, 9/1/48	2,500,000	2,522,137

Irvine Facilities Financing Authority Rev., (City of Irvine CA), 4.25%, 5/1/53	5,000,000	4,827,863
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 11 Area B), 4.00%, 9/1/47	1,000,000	907,184
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/38	1,000,000	1,032,749
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/43	1,255,000	1,276,026
Kentfield School District GO, 5.00%, 8/1/42	1,075,000	1,207,975
La Canada Unified School District GO, 6.00%, 8/1/50	3,400,000	3,911,319
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,508,181
Lake Elsinore Unified School District Community Facilities District Special Tax, (Lake Elsinore Unified School District Community Facilities District No. 2013-1), 4.00%, 9/1/47	900,000	823,364
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.125%, 9/1/50	2,000,000	2,070,604
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.25%, 9/1/55	3,000,000	3,132,610
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,340,416
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,554,675
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 1), 5.00%, 9/1/43	4,730,000	4,806,793
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,150,000	1,369,353
Long Beach Marina System Rev., 5.00%, 5/15/36	2,410,000	2,765,943
Long Beach Marina System Rev., 5.00%, 5/15/37	2,505,000	2,849,956
Long Beach Marina System Rev., 5.00%, 5/15/38	2,780,000	3,136,695
Long Beach Marina System Rev., 5.00%, 5/15/39	1,110,000	1,243,423
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/52	1,000,000	1,021,213
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	2,525,000	2,581,260
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/49	2,350,000	2,605,679
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	3,000,000	3,224,974
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	6,440,000	7,005,211
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/26	1,115,000	1,129,267
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/27	1,305,000	1,350,008
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30	1,880,000	2,023,682
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/31	1,000,000	1,112,419
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	1,425,000	1,626,574
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/34	675,000	778,382
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/35	1,000,000	1,159,822
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	2,000,000	2,160,090
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/43	1,000,000	1,070,929
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/44	1,000,000	1,063,293
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/46 (BAM)	2,000,000	2,122,017
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/51	2,500,000	2,563,080
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	2,011,217
Los Angeles Unified School District GO, 5.00%, 7/1/49	4,000,000	4,290,774
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	116,362
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	102,428
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	103,091
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	255,444
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/39	820,000	866,888
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/44	1,000,000	1,030,171
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/44(2)	1,750,000	730,329
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/45(2)	1,200,000	473,203

Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 4), 5.00%, 9/1/44	1,245,000	1,272,784
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 7), 5.25%, 9/1/52	2,000,000	2,066,438
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	1,175,000	1,240,210
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	1,030,000	1,085,236
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	2,350,000	2,467,154
Midpeninsula Regional Open Space District Field Employees Corp. GO, 4.00%, 3/1/54	1,140,000	1,088,098
Monterey Peninsula Community College District GO, 4.00%, 8/1/51	3,350,000	3,199,962
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.125%, 9/1/50	800,000	818,170
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.125%, 9/1/55	1,345,000	1,369,259
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 4.25%, 9/1/35	400,000	406,249
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/40	500,000	523,157
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/45	1,000,000	1,013,812
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/50	2,125,000	2,147,474
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/55	2,000,000	2,015,471
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.125%, 9/1/45	300,000	309,392
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.25%, 9/1/50	400,000	411,004
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.25%, 9/1/55	600,000	613,927
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.125%, 9/1/45	250,000	257,826
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.25%, 9/1/50	500,000	513,755
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.25%, 9/1/55	600,000	613,499
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,075,642
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	4,925,939
Murrieta Community Facilities District Special Tax, (City of Murrieta CA Community Facilities District No. 2005-5 Improvement Area A), 5.00%, 9/1/46	825,000	831,410
New Hampshire Business Finance Authority Rev., VRN, 3.93%, 7/20/39	13,372,442	13,212,946
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.50%, 12/1/47	4,425,000	4,806,469
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	5,000,000	5,380,300
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AG)(2)	1,325,000	945,458
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AG)(2)	2,885,000	1,851,985
Norwalk-La Mirada Unified School District GO, 5.00%, 8/1/51	1,750,000	1,851,535
Ojai Unified School District GO, 5.50%, 8/1/53 (AG)	1,750,000	1,897,015
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/49	500,000	510,420
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/54	1,000,000	1,017,001
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.50%, 9/1/48	1,250,000	1,329,213
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.75%, 9/1/54	2,210,000	2,366,728
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.25%, 9/1/37	415,000	422,624
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.625%, 9/1/42	650,000	656,773
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/47	840,000	841,163
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/52	825,000	816,404
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 71), 5.00%, 9/1/40	1,000,000	1,054,651
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 71), 5.00%, 9/1/45	500,000	514,200
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	396,336
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,011,554
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	503,420

Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,295,822
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,762,050
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,060,896
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	884,801
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	888,890
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/44	3,485,000	3,572,453
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/49	2,500,000	2,544,920
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/41	6,545,000	6,584,867
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/46	3,000,000	3,010,744
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2017-1 Area No.1), 5.00%, 8/15/42	2,500,000	2,536,207
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	3,300,000	3,391,572
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/52	1,000,000	1,023,411
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/53	2,200,000	2,301,097
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.75%, 8/15/53	1,085,000	1,152,170
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	1,764,153
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	3,000,000	2,220,473
Oxnard School District GO, 4.25%, 8/1/53 (BAM)	3,000,000	2,947,591
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/49	600,000	615,626
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,128,215
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/53	525,000	536,502
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AG)	1,700,000	1,796,010
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,163,170
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	3,465,000	3,245,213
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	7,591,606
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	15,000,000	13,502,130
Paradise Unified School District COP, 4.875%, 5/1/54	11,000,000	10,793,538
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	7,000,000	7,328,742
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,593,767
Perris Union High School District Special Tax, (Perris Union High School District Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,753,273
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NPFG)	4,040,000	4,317,478
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 1), 5.375%, 9/1/53	1,300,000	1,349,480
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 1), 5.25%, 9/1/52	2,000,000	2,062,934
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/40	365,000	382,446
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/45	560,000	571,747
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/50	750,000	761,139
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/54	700,000	710,399
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/50	850,000	864,430
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/55	1,085,000	1,100,038
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 5.00%, 9/1/40	1,195,000	1,195,795
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 4.00%, 9/1/45	1,025,000	932,808
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 5.00%, 9/1/45	1,250,000	1,250,428

Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (AMBAC)(2)	3,405,000	3,143,660
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/50	1,750,000	1,779,709
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.50%, 9/1/53	1,500,000	1,581,174
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.125%, 9/1/55	1,115,000	1,142,938
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.25%, 9/1/60	5,545,000	5,698,250
Rincon Valley Union School District GO, 4.00%, 8/1/49	915,000	878,959
River Islands Public Financing Authority Special Tax, (River Islands Public Financing Authority Community Facs Dist 2023-1 Impt Area 3), 4.50%, 9/1/40	1,100,000	1,104,520
River Islands Public Financing Authority Special Tax, (River Islands Public Financing Authority Community Facs Dist 2023-1 Impt Area 3), 5.00%, 9/1/55	1,750,000	1,742,020
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/42	1,110,000	1,121,519
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/44	2,735,000	2,735,952
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/45	540,000	544,333
Riverside County Public Financing Authority Tax Allocation, 5.00%, 10/1/36 (BAM)	1,000,000	1,178,330
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,351,185
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(2)	2,000,000	1,050,686
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(2)	3,320,000	1,633,877
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(2)	5,000,000	2,304,906
Riverside Sewer Rev., 5.00%, 8/1/40	500,000	576,693
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 1), 5.00%, 9/1/54	1,270,000	1,291,187
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 2), 5.00%, 9/1/54	770,000	782,846
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,492,707
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,658,078
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/50	2,000,000	2,040,206
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/55	1,000,000	1,015,416
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/55	2,000,000	2,032,561
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,068,184
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,056,206
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/43	3,000,000	3,052,597
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	2,900,000	2,902,722
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/49	1,000,000	1,023,002
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/50	2,000,000	2,046,937
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/55	1,800,000	1,835,759
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/46	370,000	381,747
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/54	1,525,000	1,556,392
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/49	1,125,000	1,142,797
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/54	3,245,000	3,283,946
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/50	1,995,000	2,020,987
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 2), 5.00%, 9/1/39	740,000	781,205
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 2), 5.00%, 9/1/44	1,000,000	1,022,207
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.00%, 9/1/43	475,000	489,653
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.25%, 9/1/53	1,500,000	1,546,359

Roseville Special Tax, (City of Roseville CA Creekview Phase 5 Community Facilities District No. 1), 5.00%, 9/1/55(6)	1,375,000	1,380,243
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/32(1)	1,265,000	1,299,381
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/47(1)	6,500,000	6,542,281
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	895,586
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/53	1,000,000	1,019,301
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,143,681
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/39	1,390,000	1,437,823
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/44	3,230,000	3,293,122
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/45	495,000	455,872
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/50	650,000	580,385
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,876,557
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,650,614
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	2,999,493
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co., Inc.)	5,000,000	5,117,539
Sacramento Special Tax, (City of Sacramento CA Natomas Central Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,911,595
Sacramento Special Tax, (City of Sacramento CA Natomas Meadows Cmnty Facs District No. 2007-1 Area No. 1), 5.00%, 9/1/47(1)	1,900,000	1,910,772
Sacramento Special Tax, (Sacramento Greenbriar Community Facs District No. 2018-03 Area No. 2), 5.00%, 9/1/49	1,000,000	1,021,561
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,200,940
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,388,086
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,385,040
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,045,629
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,341,236
Sacramento County Airport System Rev., 5.25%, 7/1/54	3,250,000	3,484,205
Sacramento Municipal Utility District Rev., 5.00%, 8/15/48	4,000,000	4,279,076
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	2,000,000	2,127,615
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,883,066
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/42	700,000	651,783
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/48	1,000,000	881,025
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/43	1,255,000	1,169,392
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/48	1,250,000	1,118,720
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,034,184
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,129,512
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	8,724,975
San Diego Unified School District GO, 4.125%, 7/1/50	500,000	493,576
San Diego Unified School District GO, 4.00%, 7/1/53	1,750,000	1,679,592
San Diego Unified School District GO, 4.00%, 7/1/54	1,000,000	954,186
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	4,000,000	4,327,875
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/49	1,000,000	1,056,508
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33	780,000	780,825
San Francisco City & County Redevelopment Successor Agency Tax Allocation, 5.25%, 8/1/53 (AG)	1,000,000	1,062,385
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/52	6,665,000	7,136,946
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,915,000	1,915,879
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NPFG)(2)	165,000	149,737
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NPFG)(2)	16,000,000	13,561,210
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NPFG)(2)	290,000	236,738
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(2)	1,335,000	924,692
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)	2,435,000	2,534,354
San Mateo Foster City School District GO, 4.00%, 8/1/51	4,000,000	3,877,357
San Rafael City Elementary School District GO, 4.00%, 8/1/54	2,445,000	2,305,781

Saugus/Hart School Facilities Financing Authority Special Tax, (Saugus/Hart School Facilities Financing Authority Community Facs Dist No. 2006-1), 5.00%, 9/1/46	1,250,000	1,250,967
Sierra Joint Community College District GO, 4.00%, 8/1/53	4,000,000	3,819,849
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(2)	22,000,000	12,287,572
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(2)	11,465,000	4,215,713
Simi Valley Unified School District GO, 5.25%, 8/1/51	5,000,000	5,280,280
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	916,064
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.125%, 9/1/50	925,000	955,458
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,232,650
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.25%, 9/1/55	1,600,000	1,661,833
South Tahoe Joint Powers Financing Authority Rev., (City of South Lake Tahoe CA), 5.25%, 10/1/53	3,000,000	3,237,566
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	2,150,000	2,239,532
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,126,668
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	5,750,000	5,981,318
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/53	10,000,000	10,382,061
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.25%, 7/1/53	5,250,000	5,521,465
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	3,850,000	4,070,008
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NPFG)(2)	1,800,000	1,762,219
State of California GO, 5.25%, 8/1/44	1,070,000	1,193,916
State of California GO, 4.25%, 9/1/52	1,000,000	999,988
State of California GO, 5.25%, 9/1/53	5,000,000	5,388,866
State of California GO, 5.00%, 3/1/55	4,000,000	4,278,003
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/45	1,115,000	986,371
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/50	1,500,000	1,289,218
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2 Area No. 4), 5.00%, 9/1/45	1,220,000	1,246,001
Stockton Public Financing Authority Rev., (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,577,120
Stockton Public Financing Authority Rev., (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,040,941
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,831,839
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/39	1,300,000	1,391,035
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/44	2,155,000	2,215,322
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	4,725,000	4,741,263
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	5,000,000	5,002,544
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,222,227
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(2)	8,730,000	1,707,590
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/49	950,000	967,916
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,013,647
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	1,500,000	1,303,357
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(2)	5,000,000	792,004

Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	2,340,000	2,311,854
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(2)	25,000,000	4,414,375
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/43	2,750,000	2,785,399
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/48	2,500,000	2,520,853
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.75%, 9/1/48	1,900,000	2,020,995
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.875%, 9/1/53	2,900,000	3,087,838
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/45	6,390,000	6,433,147
University of California Rev., 5.00%, 5/15/42	2,500,000	2,663,674
University of California Rev., 5.00%, 5/15/53	4,000,000	4,247,891
University of California Rev., VRDN, 2.40%, 12/1/25	550,000	550,000
University of California Rev., VRDN, 2.50%, 12/1/25	1,725,000	1,725,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,782,852
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,516,858
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.125%, 9/1/50	1,225,000	1,242,350
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.25%, 9/1/55	1,480,000	1,513,986
Victor Valley Community College District GO, 5.00%, 8/1/51	3,670,000	3,865,658
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,721,435
Washington Township Health Care District GO, 5.50%, 8/1/53	1,115,000	1,223,986
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	400,382
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	996,813
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	746,512
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	999,970
Washington Township Health Care District Rev., 5.75%, 7/1/48	850,000	907,437
Washington Township Health Care District Rev., 5.75%, 7/1/53	1,000,000	1,051,387
West Contra Costa Unified School District GO, 4.00%, 8/1/54 (BAM)	1,325,000	1,241,320
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/50 (AG)	5,000,000	5,305,007
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/55 (AG)	5,000,000	5,304,998
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/49	750,000	766,171
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/54	885,000	898,147
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,354,498
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,355,231
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/41	2,525,000	2,417,528
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/45	2,530,000	2,314,644
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,595,241
		1,564,797,697
Guam — 0.7%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,792,290
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,528,668
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,764,983
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/50	2,750,000	2,847,154
Guam Power Authority Rev., 5.00%, 10/1/30	1,005,000	1,091,543
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,509,684
Territory of Guam Rev., 5.00%, 1/1/35	1,200,000	1,348,971
		11,883,293
Puerto Rico — 1.0%
Children's Trust Fund Rev., 0.00%, 5/15/50(2)	20,000,000	4,125,538

Puerto Rico GO, 5.625%, 7/1/29	201,036	213,449
Puerto Rico GO, 5.75%, 7/1/31	195,264	215,100
Puerto Rico GO, 4.00%, 7/1/33	185,162	185,049
Puerto Rico GO, 4.00%, 7/1/35	166,436	165,332
Puerto Rico GO, 4.00%, 7/1/37	142,845	137,334
Puerto Rico GO, 4.00%, 7/1/41	194,215	179,591
Puerto Rico GO, 4.00%, 7/1/46	201,981	179,720
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(2)	238,285	171,797
Puerto Rico GO, VRN, 0.00%, 11/1/43	713,210	457,346
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,976,220	1,153,619
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	5,200,000	5,071,983
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(2)	15,092,000	3,761,178
		16,017,036
TOTAL MUNICIPAL SECURITIES (Cost $1,620,264,398)		1,592,698,026
AFFILIATED FUNDS(7) — 0.5%
American Century California Municipal Bond ETF (Cost $8,122,137)	160,300	8,088,754
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $1,628,386,535)		1,600,786,780
OTHER ASSETS AND LIABILITIES — 1.2%		18,928,637
TOTAL NET ASSETS — 100.0%		$1,619,715,417

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guarantee Corp.
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $311,757,255, which represented 19.2% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is in default.
(5)Non-income producing.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(7)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,592,698,026	—
Affiliated Funds	$8,088,754	—	—
	$8,088,754	$1,592,698,026	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended November 30, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$7,813	—	—	$276	$8,089	160	—	$72
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.